Financial investments - Financial investments accounted under trading model (Details) - Wealth management products with no fixed term	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Debt Securities, Held-to-Maturity, Allowance for Credit Loss [Line Items]
Fair value	¥ 88,750,659	$ 12,691,175
Addition	1,270,936,983	181,741,571	¥ 97,916,010
Settlements	(730,045,659)	(104,395,141)	(10,417,600)
Total realized gain	1,863,559	266,485	179,600
Fair value change	4,662,583	666,741	1,072,649
Exchange differences	(3,500,630)	(500,583)
Fair value	¥ 632,667,495	$ 90,470,248	¥ 88,750,659